Average Annual Total Returns	12 Months Ended	53 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.23%)	[1]
S&P Target Date 2010 Index
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	4.03%	[2]
Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	10.82%	[3]
S&P Target Date 2050 Index
Prospectus [Line Items]
Average Annual Return, Percent	19.56%	8.53%	[4]
S&P Target Date Retirement Income Index
Prospectus [Line Items]
Average Annual Return, Percent	11.66%	3.82%	[1]
S&P Target Date 2015 Index
Prospectus [Line Items]
Average Annual Return, Percent	12.15%	4.24%	[5]
S&P Target Date 2020 Index
Prospectus [Line Items]
Average Annual Return, Percent	12.72%	4.63%	[6]
S&P Target Date 2025 Index
Prospectus [Line Items]
Average Annual Return, Percent	13.98%	5.11%	[3]
S&P Target Date 2030 Index
Prospectus [Line Items]
Average Annual Return, Percent	15.13%	5.92%	[7]
S&P Target Date 2035 Index
Prospectus [Line Items]
Average Annual Return, Percent	16.80%	6.83%	[8]
S&P Target Date 2040 Index
Prospectus [Line Items]
Average Annual Return, Percent	18.20%	7.69%	[9]
S&P Target Date 2045 Index
Prospectus [Line Items]
Average Annual Return, Percent	19.48%	8.28%	[10]
S&P Target Date 2055 Index
Prospectus [Line Items]
Average Annual Return, Percent	20.06%	8.65%	[11]
S&P Target Date 2060 Index
Prospectus [Line Items]
Average Annual Return, Percent	19.94%	8.66%	[12]
S&P Target Date 2065+ Index
Prospectus [Line Items]
Average Annual Return, Percent	20.17%	8.84%	[13]
T. Rowe Price Retirement Blend 2005 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	11.88%	4.22%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2005 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.50%	3.10%
T. Rowe Price Retirement Blend 2005 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.22%	2.82%
T. Rowe Price Retirement Blend 2005 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	12.07%	4.38%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2010 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.34%	4.42%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2010 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.08%	3.27%
T. Rowe Price Retirement Blend 2010 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	2.96%
T. Rowe Price Retirement Blend 2010 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	12.58%	4.60%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2015 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.76%	4.60%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2015 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.43%	3.46%
T. Rowe Price Retirement Blend 2015 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.74%	3.11%
T. Rowe Price Retirement Blend 2015 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	12.90%	4.77%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2020 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	13.25%	4.83%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2020 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.96%	3.75%
T. Rowe Price Retirement Blend 2020 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.06%	3.33%
T. Rowe Price Retirement Blend 2020 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	13.28%	4.94%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2025 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	13.69%	5.07%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2025 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.52%	4.07%
T. Rowe Price Retirement Blend 2025 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.33%	3.56%
T. Rowe Price Retirement Blend 2025 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	13.86%	5.20%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2030 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	15.25%	5.72%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2030 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.24%	4.89%
T. Rowe Price Retirement Blend 2030 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.28%	4.17%
T. Rowe Price Retirement Blend 2030 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	15.48%	5.93%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2035 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	17.28%	6.87%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2035 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.42%	6.18%
T. Rowe Price Retirement Blend 2035 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.54%	5.16%
T. Rowe Price Retirement Blend 2035 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	17.38%	7.04%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2040 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	18.65%	7.40%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2040 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	6.74%
T. Rowe Price Retirement Blend 2040 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.40%	5.62%
T. Rowe Price Retirement Blend 2040 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	18.79%	7.56%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2045 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	19.82%	7.96%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2045 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.11%	7.34%
T. Rowe Price Retirement Blend 2045 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.13%	6.09%
T. Rowe Price Retirement Blend 2045 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	19.96%	8.13%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2050 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	20.19%	8.16%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2050 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.49%	7.57%
T. Rowe Price Retirement Blend 2050 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.35%	6.27%
T. Rowe Price Retirement Blend 2050 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	20.33%	8.35%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2055 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	20.22%	8.15%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2055 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.51%	7.57%
T. Rowe Price Retirement Blend 2055 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.38%	6.26%
T. Rowe Price Retirement Blend 2055 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	20.54%	8.34%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2060 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	20.34%	8.15%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2060 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.65%	7.55%
T. Rowe Price Retirement Blend 2060 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.44%	6.25%
T. Rowe Price Retirement Blend 2060 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	20.52%	8.36%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2065 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	20.22%	8.14%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2065 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.44%	7.55%
T. Rowe Price Retirement Blend 2065 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.43%	6.25%
T. Rowe Price Retirement Blend 2065 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	20.51%	8.35%
Performance Inception Date		Jul. 26, 2021

[1]	Return since 7/26/21.
[2]	Return since 7/26/21.
[3]	Return since 7/26/21.
[4]	Return since 7/26/21.
[5]	Return since 7/26/21.
[6]	Return since 7/26/21.
[7]	Return since 7/26/21.
[8]	Return since 7/26/21.
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[10]	Return since 7/26/21.
[11]	Return since 7/26/21.
[12]	Return since 7/26/21.
[13]	Return since 7/26/21.